THE BERWYN FUNDS

                                  Berwyn Fund
[GRAPHIC OMITTED]             Berwyn Income Fund
                            Berwyn Cornerstone Fund
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Shareholder Services                                      www.theberwynfunds.com
  (800) 992-6757





May 1, 2008




Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  The Berwyn Funds
           File No. 033-14604

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Berwyn Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary






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